Shareholders' equity (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 $ / shares $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 USD ($) shares
Shareholders' equity
Par value per share | $ / shares	$ 0	$ 0
Balance at beginning of period		$ 863.0		$ 800.4
Balance at end of period		$ 2,013.6		$ 863.0
Balance at beginning of period (in shares) | shares		36,378,278		36,227,952
Balance at end of period (in shares) | shares		56,211,566		36,378,278
Dividend per common share | $ / shares	$ 1.48		$ 1.48
Dividends		$ 47.4		$ 41.0
DigitalGlobe
Shareholders' equity
Common shares issued		$ 1,071.1
Common shares issued (in shares) | shares		19,644,240
Share Capital
Shareholders' equity
Balance at beginning of period		$ 466.9		455.8
Balance at end of period		1,550.3		466.9
Share Capital | DigitalGlobe
Shareholders' equity
Common shares issued		1,071.1
Employee Share Purchase Plan
Shareholders' equity
Common shares issued		$ 4.5		$ 4.1
Common shares issued (in shares) | shares		83,453		66,466
Employee Share Purchase Plan | Share Capital
Shareholders' equity
Common shares issued		$ 4.5		$ 4.1
Equity-settled SARs
Shareholders' equity
Common shares issued (in shares) | shares		105,595		83,860
Equity-settled SARs | Share Capital
Shareholders' equity
Common shares issued		$ 7.8		$ 7.0